Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Schedule of the future minimum lease payments under capital leases

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2012:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2013	$776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819

Total minimum lease payments	11,846
Less: Amount representing interest	4,237

Present value of minimum lease payment, net	$7,609

Future minimum payments under noncancelable operating leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2012. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2013	$4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001

Total minimum lease payments	$45,600